Schedule of Investments (unaudited)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.86%, 01/15/33(a)(b)	USD	250	$ 250,753
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/16/37(a)(b)		650	657,653
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 04/20/31(a)(b)		250	251,980
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.49%, 10/20/30(a)(b)		364	364,179
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.44%, 07/18/29(a)(b)		199	199,352
Apidos CLO XXVII, Series 2017-27A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 6.48%, 07/17/30(a)(b)		78	77,742
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.69%, 10/20/34(a)(b)		500	501,037
Assurant CLO IV Ltd.(a)(b)
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.94%, 04/20/30		500	500,348
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.19%, 04/20/30		600	606,444
Bain Capital Credit CLO Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.64%, 07/24/34		250	247,096
Series 2021-5A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.19%, 10/23/34		500	500,041
Ballyrock CLO Ltd., Series 2022-21A, Class D, (3-mo. CME Term SOFR + 8.76%), 14.04%, 10/20/35(a)(b)		500	503,514
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.99%, 01/20/31(a)(b)		1,500	1,503,889
Birch Grove CLO Ltd., Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.74%, 01/19/35(a)(b)		250	246,664
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.46%, 04/15/34(a)(b)		500	493,250
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		1,200	1,212,338
Buckhorn Park CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.66%, 07/18/34(a)(b)		2,500	2,501,327
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.46%, 07/15/31		250	250,641
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 04/15/34		500	495,464
Carlyle Global Market Strategies CLO Ltd.(a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 6.33%, 08/14/30		43	43,350
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 8.73%, 08/14/30		1,000	1,008,235
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.74%, 04/20/32(a)(b)		500	500,591
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.98%, 07/20/32(a)(b)		500	489,845
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.81%, 10/15/34(a)(b)		250	250,712
CBAM Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 7.94%, 07/20/30(a)(b)		350	351,232
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding X CLO Ltd., Series 2019-10A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 10/20/32(a)(b)	USD	930	$ 930,261
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.16%, 07/15/33(a)(b)		500	499,796
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(b)		400	400,520
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.10%, 07/16/30		500	510,361
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.34%, 10/22/31		250	250,852
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.65%, 01/22/31		598	598,653
Series 2015-3A, Class AR, (3-mo. CME Term SOFR + 1.13%), 6.41%, 04/19/29		78	78,319
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		1,000	1,012,431
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.49%, 04/20/30		305	305,558
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.49%, 10/24/30		259	258,770
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.64%, 04/20/32		500	500,000
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.66%, 07/15/36		500	500,357
Series 2022-7A, Class C, (3-mo. CME Term SOFR + 3.85%), 9.13%, 10/22/35		500	502,175
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.63%, 10/22/35		600	600,834
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 5.35%, 01/15/37(a)		845	787,013
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.41%, 10/15/30(a)(b)		280	281,312
Dryden CLO Ltd.(a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.96%, 01/15/31		1,320	1,320,683
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.19%, 04/18/31		1,250	1,251,210
Series 2022-106A, Class C, (3-mo. CME Term SOFR + 3.90%), 9.20%, 10/15/35		500	502,003
Dryden Senior Loan Fund(a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.66%, 01/15/31		212	211,840
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.21%, 07/15/30		250	250,438
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3- mo. CME Term SOFR + 1.51%), 6.79%, 01/20/30(a)(b)		1,000	1,001,803
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	92,105
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 7.98%, 10/20/36(a)(b)		500	506,287
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.69%, 04/18/37(a)(b)		1,300	1,314,849
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3- mo. CME Term SOFR + 1.70%), 7.04%, 07/18/37(a)(b)		250	250,484
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39(b)	CAD	170	$ 120,408
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.50%, 04/17/31(a)(b)	USD	677	677,400
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.73%, 04/15/36(a)(b)		350	359,296
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. CME Term SOFR + 2.01%), 7.29%, 04/20/31(a)(b)		250	250,272
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3- mo. CME Term SOFR + 1.28%), 6.38%, 05/16/31(a)(b)		964	965,473
Generate CLO Ltd., Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.04%, 01/22/35(a)(b)		750	754,091
GoldenTree Loan Management U.S. CLO Ltd.(a)(b)
Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.09%, 04/20/30		250	250,393
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.14%, 04/24/31		500	501,510
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.10%, 07/20/34(a)(b)		250	250,711
Gracie Point International Funding LLC, Series 2023-1A, Class D, (90-day Avg SOFR + 4.50%), 9.87%, 09/01/26(a)(b)		162	163,789
Highbridge Loan Management Ltd., Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 9.14%, 07/18/29(a)(b)		1,000	1,013,966
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(c)		109	109,352
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1-mo. Term SOFR + 0.59%), 5.45%, 09/25/36(a)		5,890	1,636,127
Madison Park Funding LIV Ltd., Series 2022-54A, Class E1, (3-mo. CME Term SOFR + 8.95%), 14.23%, 10/21/34(a)(b)		262	264,586
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.78%, 04/18/37(a)(b)		1,300	1,302,560
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.79%, 04/19/33(a)(b)		500	501,863
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.14%, 07/21/30(a)(b)		1,000	1,021,588
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.50%, 07/27/31		807	807,280
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.53%, 07/27/31		600	601,884
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 7.25%, 04/15/37(a)(b)		1,000	1,006,013
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 7.45%, 07/17/34(a)(b)		250	250,495
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.19%, 01/22/35(a)(b)		250	251,740
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37(b)		515	515,420
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		430	417,546
Series 2019-GA, Class A, 2.40%, 10/15/68		147	141,036
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust(b) (continued)
Series 2021-CA, Class A, 1.06%, 10/15/69	USD	696	$ 627,245
Series 2021-DA, Class C, 3.48%, 04/15/60		770	706,115
Series 2021-DA, Class D, 4.00%, 04/15/60		440	403,652
Series 2021-EA, Class A, 0.97%, 12/16/69		831	734,848
Series 2023-A, Class A, 5.51%, 10/15/71		148	151,214
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	402,041
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,715,916
Series 2021-CA, Class AFL, (1-mo. Term SOFR + 0.85%), 5.82%, 04/20/62(a)		318	315,162
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 7.58%, 01/19/33		1,500	1,507,102
Series 2020-37A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.34%, 07/20/31		1,162	1,165,244
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.03%, 10/24/35(a)(b)		568	570,579
OCP CLO Ltd.(a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 7.23%, 04/26/36		500	502,632
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 7.05%, 01/15/33		250	250,237
Series 2017-13A, Class A1AR, (3-mo. CME Term SOFR + 1.22%), 6.52%, 07/15/30		768	768,419
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.61%, 07/15/34(a)(b)		250	250,163
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.51%, 07/19/30(a)(b)		1,504	1,505,202
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.95%, 01/25/31(a)(b)		500	500,636
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 6.38%, 02/14/31(a)(b)		208	208,374
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 8.29%, 01/22/30(a)(b)		500	501,740
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.70%, 10/17/29(a)(b)		875	878,356
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 8.21%, 01/20/31(a)(b)		1,000	995,209
Palmer Square CLO Ltd.(a)(b)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 7.05%, 10/17/31		250	250,606
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.29%, 07/20/30		250	250,683
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.77%, 11/15/36		250	250,854
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 7.42%, 11/15/36		250	251,101
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 4.00%), 9.28%, 10/20/35		1,000	1,011,262
Palmer Square Loan Funding Ltd.(a)(b)
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.19%, 05/20/29		17	16,786
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 6.34%, 07/20/29		138	138,272

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 12.19%, 02/14/34(a)(b)	USD	1,300	$ 1,237,489
Prodigy Finance DAC, Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.72%, 07/25/51(a)(b)		62	62,624
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.01%, 01/15/34(a)(b)		850	852,188
Regional Management Issuance Trust, Series 2022-2B, Class A, 7.10%, 11/17/32(b)		200	200,633
Republic Finance Issuance Trust, Series 2020-A, Class C, 4.05%, 11/20/30(b)		240	236,942
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.69%, 10/23/30(a)(b)		500	500,560
Shackleton CLO Ltd., Series 2015-7RA, Class C, (3-mo. CME Term SOFR + 2.61%), 7.91%, 07/15/31(a)(b)		250	250,238
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 6.49%, 10/26/34(a)(b)		800	800,096
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		916	899,789
Series 2019-B, Class A2A, 2.84%, 06/15/37		191	185,740
Series 2021-A, Class A2B, 1.59%, 01/15/53		310	283,925
Series 2021-A, Class B, 2.31%, 01/15/53		211	201,087
Series 2021-C, Class C, 3.00%, 01/15/53		121	106,463
Series 2021-C, Class D, 3.93%, 01/15/53		69	62,662
Series 2021-D, Class A1A, 1.34%, 03/17/53		939	868,162
Series 2022-C, Class A1A, 4.48%, 05/16/50		301	298,174
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 7.14%, 10/16/56(a)		199	202,003
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,409	1,451,651
Sterling COOFS Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	—
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		383	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		19	16,960
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		295	304,361
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.13%, 04/23/35(a)(b)		600	601,548
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 6.49%, 07/15/30(a)(b)		322	321,938
TCW CLO Ltd., Series 2020-1A, Class DRR, (3-mo. CME Term SOFR + 3.66%), 8.94%, 04/20/34(a)(b)		250	247,888
TICP CLO XV Ltd., Series 2020-15A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.69%, 04/20/33(a)(b)		250	250,362
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 7.37%, 07/25/37		1,750	1,767,187
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 8.42%, 07/25/37		250	252,942
Trimaran CAVU Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.26%, 11/26/32		500	497,530
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.80%, 10/25/34		500	501,187
Series 2022-1, Class E, (3-mo. CME Term SOFR + 9.08%), 14.36%, 10/22/35		500	504,129
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.(a)(b) (continued)
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 11.40%, 01/20/36	USD	400	$ 406,894
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 14.22%, 07/20/36		500	515,905
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	6	8,253
Voya CLO Ltd.(a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 6.57%, 04/17/30	USD	52	51,688
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 7.21%, 06/07/30		250	250,340
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.58%, 04/20/34		1,900	1,904,463
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.81%, 07/15/31		1,000	1,000,473
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.14%, 01/20/35(a)(b)		725	726,880
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3- mo. CME Term SOFR + 3.10%), 8.44%, 07/24/36(a)(b)		500	505,754
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.89%, 10/24/34(a)(b)		500	493,906
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 10/15/34		250	246,933
Series 2021-3A, Class DR, 10/15/35(e)		250	250,000
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.41%, 10/15/34		250	249,597
Series 2021-3A, Class ER, 10/15/35(e)		250	250,000
Total Asset-Backed Securities — 13.5% (Cost: $80,913,294)			80,518,584
Corporate Bonds
Advertising Agencies — 0.6%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		171	168,111
7.75%, 04/15/28(f)		237	212,070
9.00%, 09/15/28(f)		472	501,792
7.50%, 06/01/29(f)		618	532,258
7.88%, 04/01/30(f)		382	399,456
CMG Media Corp., 8.88%, 12/15/27(b)		127	74,295
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(f)		500	491,867
Lamar Media Corp., 4.00%, 02/15/30		21	19,783
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		325	318,354
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		177	175,991
4.25%, 01/15/29(f)		211	200,903
4.63%, 03/15/30		66	62,712
7.38%, 02/15/31		93	99,277
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	66,710
			3,323,579
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		170	176,801
Boeing Co.
6.30%, 05/01/29(b)		1,840	1,935,840
2.95%, 02/01/30		800	715,097
3.60%, 05/01/34		550	468,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.(b)
7.88%, 04/15/27	USD	69	$ 69,194
6.00%, 02/15/28(f)		261	262,725
7.50%, 02/01/29		3	3,174
8.75%, 11/15/30(f)		294	322,834
7.25%, 07/01/31		100	105,719
7.00%, 06/01/32(f)		136	142,247
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)		200	199,392
General Electric Co., 6.15%, 08/07/37		2,150	2,383,325
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,118,341
1.80%, 01/15/31		300	255,411
Lockheed Martin Corp., 3.80%, 03/01/45		800	689,074
Northrop Grumman Corp.
4.70%, 03/15/33		400	405,979
3.85%, 04/15/45		850	718,547
RTX Corp.
2.38%, 03/15/32		1,000	868,652
5.15%, 02/27/33		900	935,659
4.50%, 06/01/42		300	279,058
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		296	321,116
9.75%, 11/15/30		279	311,085
TransDigm, Inc.(b)
6.75%, 08/15/28		589	606,251
6.38%, 03/01/29(f)		1,113	1,148,304
7.13%, 12/01/31		444	469,602
6.63%, 03/01/32		1,416	1,474,540
6.00%, 01/15/33		652	661,235
Triumph Group, Inc., 9.00%, 03/15/28(b)		428	448,037
			17,495,934
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		99	100,964
Automobile Components — 0.5%
Aptiv PLC, 4.40%, 10/01/46		465	382,769
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	221,884
8.50%, 05/15/27(b)(f)	USD	1,287	1,291,190
6.75%, 05/15/28(b)		340	350,456
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	118,493
Forvia SE, 3.75%, 06/15/28(d)		100	106,894
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	61	62,427
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		81	71,469
Mahle GmbH, 6.50%, 05/02/31(d)	EUR	100	108,087
Phinia, Inc., 6.63%, 10/15/32(b)	USD	66	66,545
Schaeffler AG, 4.75%, 08/14/29(d)	EUR	100	111,838
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	39	36,189
ZF Finance GmbH, 3.75%, 09/21/28(d)	EUR	100	104,668
			3,032,909
Automobiles — 1.0%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	10	9,735
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(d)	GBP	100	133,087
Carvana Co.(b)(g)
(13.00% PIK), 13.00%, 06/01/30	USD	154	167,570
(14.00% PIK), 14.00%, 06/01/31		502	590,605
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		108	114,184
Ford Motor Co., 4.75%, 01/15/43(f)		2,000	1,657,322
General Motors Co., 6.25%, 10/02/43		2,506	2,571,646
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		73	74,160
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29	USD	55	$ 52,848
8.25%, 08/01/31(f)		244	259,084
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(d)	EUR	100	110,232
			5,740,473
Banks — 5.2%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(d)		100	115,639
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(d)		100	114,695
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)(d)		100	112,772
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(d)(h)	USD	500	494,000
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		252	245,622
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(a)(f)		4,000	3,989,460
Barclays Bank PLC, 1.00%, 02/16/29(i)		229	231,004
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(f)		3,000	2,860,709
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(f)		1,567	1,721,374
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		850	899,841
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		65	72,797
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(a)(f)		4,000	3,976,677
HSBC Holdings PLC, 6.10%, 01/14/42		610	701,278
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	879,644
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	564,435
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,410,524
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	972,626
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	644,259
Morgan Stanley(a)
(1-day SOFR + 1.73%), 5.12%, 02/01/29(f)		3,000	3,075,726
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	627,355
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	766,499
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	115,927
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)	USD	1,000	1,031,888
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	495,615
UBS AG/Stamford CT, 5.00%, 07/09/27		900	919,739
Wells Fargo & Co.(a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35		1,290	1,352,293
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,165,807
(1-day SOFR + 2.53%), 3.07%, 04/30/41(f)		2,250	1,774,421
			31,332,626
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		4,600	4,530,283
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	351,754
			4,882,037
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/30		800	834,728
4.20%, 03/01/33		1,000	971,304

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
5.25%, 03/02/33	USD	600	$ 624,645
4.40%, 05/01/45		650	583,450
Baxalta, Inc., 5.25%, 06/23/45		500	500,501
			3,514,628
Broadline Retail — 0.3%
Amazon.com, Inc., 4.05%, 08/22/47(f)		1,500	1,350,038
Rakuten Group, Inc.(b)
11.25%, 02/15/27		200	218,707
9.75%, 04/15/29		200	218,250
			1,786,995
Building Materials — 0.7%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		115	119,410
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)(f)		183	185,181
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	110	128,439
6.38%, 12/15/30(d)		100	116,763
6.63%, 12/15/30(b)	USD	1,408	1,451,782
6.75%, 07/15/31(b)		122	127,229
JELD-WEN, Inc., 7.00%, 09/01/32(b)		211	213,219
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	53,708
9.75%, 07/15/28		49	50,054
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		262	262,967
8.88%, 11/15/31		479	516,694
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		186	192,594
Standard Industries, Inc.(b)
5.00%, 02/15/27		157	155,673
4.75%, 01/15/28		3	2,938
4.38%, 07/15/30		170	160,905
3.38%, 01/15/31		44	39,197
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)(f)		295	312,493
Wilsonart LLC, 11.00%, 08/15/32(b)		164	164,049
			4,253,295
Building Products — 1.1%
Beacon Roofing Supply, Inc.(b)
4.13%, 05/15/29		68	64,065
6.50%, 08/01/30		76	78,659
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		36	31,702
GYP Holdings III Corp., 4.63%, 05/01/29(b)		138	131,554
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,856,089
Lowe’s Cos., Inc.
1.70%, 10/15/30		1,600	1,376,183
5.00%, 04/15/33(f)		1,000	1,031,310
4.38%, 09/15/45		1,000	882,791
White Cap Buyer LLC, 6.88%, 10/15/28(b)		974	983,084
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(g)		218	218,139
			6,653,576
Capital Markets — 0.5%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		191	198,554
Ares Capital Corp.
5.88%, 03/01/29		90	92,162
5.95%, 07/15/29(f)		180	184,761
Blackstone Private Credit Fund
3.25%, 03/15/27		53	50,510
5.95%, 07/16/29(b)		76	77,382
Security		Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund (continued)
6.25%, 01/25/31(b)	USD	73	$ 74,992
Blue Owl Capital Corp.
3.75%, 07/22/25		129	127,474
3.40%, 07/15/26		12	11,617
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		94	98,696
Blue Owl Credit Income Corp.
7.75%, 09/16/27		215	226,505
6.60%, 09/15/29(b)		60	61,552
6.65%, 03/15/31		210	214,489
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		129	125,324
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)		81	82,914
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		140	145,012
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		449	430,251
9.75%, 01/15/29(b)		188	195,045
4.38%, 02/01/29		142	124,101
9.00%, 06/15/30(b)		106	106,876
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		191	192,146
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(h)		171	177,154
			2,997,517
Chemicals — 0.9%
Avient Corp., 6.25%, 11/01/31(b)		83	85,086
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		173	184,745
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	185,380
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		200	157,500
Chemours Co.
4.00%, 05/15/26	EUR	100	110,641
5.38%, 05/15/27	USD	144	140,966
5.75%, 11/15/28(b)		118	112,090
4.63%, 11/15/29(b)(f)		157	140,596
Element Solutions, Inc., 3.88%, 09/01/28(b)		470	448,045
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	100	111,048
HB Fuller Co., 4.25%, 10/15/28	USD	74	70,964
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	174,555
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		159	160,749
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(d)	EUR	100	117,841
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)	USD	194	161,781
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)		90	87,538
Mativ Holdings, Inc., 10/01/29(b)(e)		112	114,315
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	119,423
9.75%, 11/15/28(b)	USD	363	387,415
7.25%, 06/15/31(b)(f)		320	332,985
Sasol Financing USA LLC, 6.50%, 09/27/28		200	198,250
Sherwin-Williams Co., 4.50%, 06/01/47		350	319,321
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		311	298,564
WR Grace Holdings LLC(b)
4.88%, 06/15/27		105	103,466
5.63%, 08/15/29(f)		677	635,962
7.38%, 03/01/31		152	159,256
			5,118,482
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies — 3.0%
ADT Security Corp.(b)
4.13%, 08/01/29	USD	19	$ 18,202
4.88%, 07/15/32		39	37,251
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,071	1,094,013
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(f)		898	802,501
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		729	684,797
4.88%, 06/01/28(d)	GBP	100	123,061
APCOA Group GmbH, 04/15/31(a)(d)(e)	EUR	100	111,297
APX Group, Inc., 5.75%, 07/15/29(b)	USD	181	179,200
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	108,254
Block, Inc.
2.75%, 06/01/26	USD	450	436,278
3.50%, 06/01/31		43	39,210
6.50%, 05/15/32(b)(f)		917	954,889
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	114,398
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	USD	400	429,219
Brink’s Co.(b)
6.50%, 06/15/29		85	88,055
6.75%, 06/15/32		128	133,515
Champions Financing, Inc., 8.75%, 02/15/29(b)		49	49,909
Cimpress PLC, 7.38%, 09/15/32(b)		150	151,215
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(b)		9	8,962
7.88%, 12/01/30(b)		478	514,958
7.00%, 05/01/31(b)		553	582,866
7.50%, 06/01/31(b)		313	330,224
7.00%, 06/15/32(b)(f)		337	353,749
04/15/33(e)		219	217,905
Garda World Security Corp.(b)
4.63%, 02/15/27		88	86,401
9.50%, 11/01/27		96	96,126
7.75%, 02/15/28		370	383,656
6.00%, 06/01/29		57	54,701
8.25%, 08/01/32		207	211,865
Global Payments, Inc., 1.50%, 03/01/31(b)(i)		346	330,430
Grand Canyon University, 5.13%, 10/01/28		702	657,872
Herc Holdings, Inc.(b)
5.50%, 07/15/27		85	84,896
6.63%, 06/15/29		128	132,579
ITR Concession Co. LLC, 4.20%, 07/15/25(b)		4,000	3,968,370
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)		82	78,794
Moody’s Corp., 2.75%, 08/19/41		350	260,042
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26		50	50,228
6.25%, 01/15/28(f)		216	216,058
Q-Park Holding I BV, 5.13%, 02/15/30(d)	EUR	100	113,541
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)	USD	143	144,217
Service Corp. International
3.38%, 08/15/30		5	4,531
4.00%, 05/15/31		20	18,507
5.75%, 10/15/32		517	520,385
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
4.63%, 11/01/26		228	225,650
6.75%, 08/15/32		567	591,969
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)		112	136,136
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Sotheby’s, 7.38%, 10/15/27(b)(f)	USD	465	$ 447,537
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(d)	EUR	88	98,034
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)	USD	580	576,860
United Rentals North America, Inc., 6.13%, 03/15/34(b)		102	105,412
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	116,742
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)	USD	342	360,296
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		60	61,775
7.38%, 10/01/31		179	189,196
			17,886,734
Construction & Engineering — 0.2%
Arcosa, Inc.(b)
4.38%, 04/15/29		117	112,150
6.88%, 08/15/32		31	32,443
Azzurra Aeroporti SpA, 2.63%, 05/30/27(d)	EUR	100	107,094
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	1,004	1,075,134
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(d)	EUR	100	118,122
			1,444,943
Consumer Finance — 0.8%
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)	USD	52	54,952
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	457,870
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,336,727
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		136	137,298
Navient Corp.
5.50%, 03/15/29		30	29,102
9.38%, 07/25/30		148	164,175
OneMain Finance Corp.
3.50%, 01/15/27		116	110,875
6.63%, 01/15/28		78	79,418
9.00%, 01/15/29(f)		200	211,933
5.38%, 11/15/29		30	28,829
7.88%, 03/15/30		247	258,211
4.00%, 09/15/30		115	102,428
7.50%, 05/15/31		58	59,704
7.13%, 11/15/31		99	100,189
Raymond James Financial, Inc., 4.95%, 07/15/46		400	386,471
			4,518,182
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		34	32,877
5.88%, 02/15/28		62	62,277
6.50%, 02/15/28		80	81,456
3.50%, 03/15/29		198	184,619
4.88%, 02/15/30		55	54,113
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)	GBP	100	132,320
Bubbles Bidco SpA, 09/30/31(a)(d)(e)	EUR	100	111,037
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(a)(d)		100	111,872
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29	USD	51	50,902
			821,473
Containers & Packaging — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(f)		666	594,484
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	200	192,591
4.13%, 08/15/26(b)	USD	202	182,092

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	219	$ 221,077
6.88%, 01/15/30		254	259,393
8.75%, 04/15/30(f)		476	483,351
Fiber Bidco SpA, 6.13%, 06/15/31(d)	EUR	100	110,758
LABL, Inc.(b)
6.75%, 07/15/26	USD	40	39,967
5.88%, 11/01/28		41	38,399
9.50%, 11/01/28		301	311,017
10/01/31(e)		208	206,410
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(f)		1,742	1,799,795
9.25%, 04/15/27		100	102,538
OI European Group BV, 6.25%, 05/15/28(b)	EUR	100	115,935
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	27	27,127
7.25%, 05/15/31		94	96,569
Sealed Air Corp.(b)
5.00%, 04/15/29		38	37,425
6.50%, 07/15/32		101	104,148
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		23	25,533
			4,948,609
Diversified REITs — 1.5%
American Tower Corp., 2.90%, 01/15/30(f)		2,500	2,311,798
Crown Castle, Inc.
3.10%, 11/15/29		750	701,838
2.10%, 04/01/31		1,000	855,345
2.90%, 04/01/41		350	259,446
Equinix, Inc., 2.50%, 05/15/31		500	441,751
ERP Operating LP, 4.50%, 06/01/45		1,155	1,041,420
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		130	137,720
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		127	122,412
Iron Mountain, Inc.(b)
7.00%, 02/15/29		194	202,208
5.25%, 07/15/30		13	12,836
5.63%, 07/15/32		62	61,841
Prologis LP, 4.63%, 01/15/33(f)		1,000	1,005,538
SBA Communications Corp.
3.13%, 02/01/29(f)		321	296,699
3.88%, 02/15/27		18	17,542
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		1,158	1,236,056
			8,704,450
Diversified Telecommunication Services — 4.4%
Altice Financing SA(b)
9.63%, 07/15/27		217	211,351
5.75%, 08/15/29		200	160,728
Altice France SA
11.50%, 02/01/27(d)	EUR	100	91,668
5.13%, 07/15/29(b)	USD	544	382,551
5.50%, 10/15/29(b)		200	140,068
AT&T, Inc.
5.40%, 02/15/34		560	587,593
6.38%, 03/01/41		520	577,166
5.15%, 03/15/42		1,200	1,179,289
4.75%, 05/15/46		1,500	1,403,570
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 03/17/51		335	257,937
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
CommScope, Inc., 4.75%, 09/01/29(b)	USD	187	$ 157,080
Connect Finco SARL/Connect U.S. Finco LLC(b)
6.75%, 10/01/26		200	200,000
9.00%, 09/15/29		347	335,804
Corning, Inc., 4.38%, 11/15/57		2,000	1,702,250
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		293	290,357
8.75%, 05/15/30		1,073	1,143,457
8.63%, 03/15/31		198	213,462
Iliad Holding SASU(b)
6.50%, 10/15/26		256	258,791
8.50%, 04/15/31		200	215,121
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	111,176
Kenbourne Invest SA, 6.88%, 11/26/24(b)(k)(l)	USD	233	139,800
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		744	810,996
4.88%, 06/15/29(f)		262	220,080
11.00%, 11/15/29		788	871,982
10.50%, 05/15/30(f)		754	811,492
10.75%, 12/15/30		26	28,314
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	116,187
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	139	116,952
4.13%, 04/15/30		139	112,397
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(h)		400	399,080
Optics Bidco SpA(b)
6.00%, 09/30/34		200	202,464
7.20%, 07/18/36		200	215,234
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,793,962
Sable International Finance Ltd.(b)
5.75%, 09/07/27		200	198,876
10/15/32(e)		260	260,528
SoftBank Group Corp.(d)
2.88%, 01/06/27	EUR	100	108,532
3.88%, 07/06/32		100	102,250
T-Mobile U.S., Inc.
2.55%, 02/15/31	USD	500	445,652
4.50%, 04/15/50		500	444,726
Verizon Communications, Inc., 6.55%, 09/15/43(f)		5,000	5,864,952
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)	GBP	100	115,312
Vodafone Group PLC, 4.25%, 09/17/50(f)	USD	700	584,043
Windstream Escrow LLC/Windstream Escrow Finance Corp.(b)
7.75%, 08/15/28		205	205,193
10/01/31(e)		132	134,195
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27(f)		834	745,965
6.13%, 03/01/28		357	296,310
			25,964,893
Electric Utilities — 5.5%
Alpha Generation LLC, 6.75%, 10/15/32(b)		178	180,509
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	627,787
3.75%, 08/15/47		500	405,126
Calpine Corp.(b)
5.13%, 03/15/28		92	90,721
5.00%, 02/01/31		30	29,047
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	744,866
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		93	91,255
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	USD	434	$ 465,057
Duke Energy Carolinas LLC
6.10%, 06/01/37		640	704,553
6.00%, 01/15/38		1,675	1,853,459
Duke Energy Florida LLC
6.35%, 09/15/37		2,775	3,139,151
6.40%, 06/15/38		770	879,986
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,265,049
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(h)		3,021	2,991,071
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,847,978
Eversource Energy, 2.55%, 03/15/31		350	305,603
Lightning Power LLC, 7.25%, 08/15/32(b)		49	51,525
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		486	470,125
NextEra Energy Operating Partners LP(b)
3.88%, 10/15/26		41	39,938
7.25%, 01/15/29		106	111,764
NRG Energy, Inc., 7.00%, 03/15/33(b)		74	82,204
Ohio Power Co., Series D, 6.60%, 03/01/33(f)		3,000	3,332,787
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	977,918
4.55%, 09/15/32(f)		1,000	1,004,871
Pike Corp., 8.63%, 01/31/31(b)		57	60,945
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,608,099
Series VVV, 1.70%, 10/01/30		750	648,876
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,374,395
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		203	207,588
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		91	99,174
TransAlta Corp., 7.75%, 11/15/29		44	46,476
Virginia Electric and Power Co., Series A, 6.00%, 05/15/37		3,920	4,290,631
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(h)		100	104,754
Vistra Operations Co. LLC(b)
5.00%, 07/31/27		12	11,941
7.75%, 10/15/31		233	250,847
6.88%, 04/15/32		203	213,541
			32,609,617
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34		98	100,268
Coherent Corp., 5.00%, 12/15/29(b)(f)		236	230,754
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		73	74,729
Imola Merger Corp., 4.75%, 05/15/29(b)		40	39,031
Nexans SA, 4.25%, 03/11/30(d)	EUR	100	113,664
Sensata Technologies, Inc., 6.63%, 07/15/32(b)	USD	200	208,512
WESCO Distribution, Inc.(b)
6.38%, 03/15/29		85	87,814
6.63%, 03/15/32		111	115,618
Zebra Technologies Corp., 6.50%, 06/01/32(b)		63	65,775
			1,036,165
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		79	79,248
6.63%, 09/01/32		254	260,475
Halliburton Co., 5.00%, 11/15/45(f)		500	478,972
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		330	341,518
Oceaneering International, Inc., 6.00%, 02/01/28		45	45,086
Star Holding LLC, 8.75%, 08/01/31(b)		138	131,597
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD	66	$ 66,558
7.13%, 03/15/29(b)		244	251,308
Weatherford International Ltd., 8.63%, 04/30/30(b)		193	201,110
			1,855,872
Entertainment — 0.8%
Boyne USA, Inc., 4.75%, 05/15/29(b)		142	136,509
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		2	1,902
7.00%, 02/15/30		462	482,650
6.50%, 02/15/32(f)		430	444,798
Churchill Downs, Inc.(b)
5.50%, 04/01/27		83	82,687
4.75%, 01/15/28		207	202,962
5.75%, 04/01/30		241	241,264
6.75%, 05/01/31		273	281,916
Cinemark USA, Inc., 7.00%, 08/01/32(b)		60	62,638
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		96	99,324
7.50%, 09/01/31		132	138,452
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		155	139,146
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.51%, 12/15/30(a)(d)	EUR	100	112,175
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	200	200,779
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	100	134,068
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	54	49,559
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	47,127
5.88%, 09/01/31		107	73,031
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		171	169,709
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)		185	191,608
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32(b)		458	474,306
Vail Resorts, Inc., 6.50%, 05/15/32(b)(f)		193	201,669
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		225	222,298
7.13%, 02/15/31(f)		263	283,750
6.25%, 03/15/33		100	101,305
			4,575,632
Environmental, Maintenance & Security Service — 0.5%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		53	54,294
GFL Environmental, Inc.(b)
4.00%, 08/01/28		174	167,108
3.50%, 09/01/28		43	40,938
4.75%, 06/15/29(f)		148	144,368
4.38%, 08/15/29		301	288,512
6.75%, 01/15/31		102	106,981
Madison IAQ LLC(b)
4.13%, 06/30/28		172	165,975
5.88%, 06/30/29(f)		374	364,113
Paprec Holding SA, 7.25%, 11/17/29(d)	EUR	100	118,250
Reworld Holding Corp.
4.88%, 12/01/29(b)	USD	92	86,603
5.00%, 09/01/30		48	45,021
Waste Management, Inc., 2.95%, 06/01/41		350	272,684

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	813	$ 808,944
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		86	89,391
			2,753,182
Financial Services — 0.7%
Enact Holdings, Inc., 6.25%, 05/28/29		47	48,798
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		226	234,915
9.13%, 05/15/31		150	154,216
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	30,676
8.00%, 02/15/27		120	125,401
8.00%, 06/15/28		113	121,120
6.88%, 04/15/29		138	143,559
5.88%, 03/15/30		116	116,152
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		71	72,115
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		220	209,178
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		40	41,632
8.13%, 03/30/29		176	186,402
6.50%, 03/26/31		95	100,281
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26		898	893,643
6.50%, 08/01/29		281	285,729
5.13%, 12/15/30		87	83,459
5.75%, 11/15/31		115	112,651
7.13%, 02/01/32(f)		356	371,788
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		177	188,738
7.13%, 11/15/30		149	154,280
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		604	579,887
3.88%, 03/01/31		98	90,232
4.00%, 10/15/33		56	50,024
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(g)	EUR	109	34,036
			4,428,912
Food Products — 0.7%
Aramark International Finance SARL, 3.13%, 04/01/25(d)		100	110,717
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)	USD	298	297,042
B&G Foods, Inc., 8.00%, 09/15/28(b)		48	50,210
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		466	453,819
7.63%, 07/01/29		736	772,889
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	100	110,792
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	69	73,200
9.63%, 09/15/32		71	73,495
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		48	49,916
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	488,221
4.38%, 06/01/46		200	177,008
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	84,416
4.38%, 01/31/32		94	87,192
Performance Food Group, Inc.(b)
4.25%, 08/01/29		34	32,332
6.13%, 09/15/32		290	296,338
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	64,110
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(b) (continued)
4.50%, 09/15/31	USD	9	$ 8,408
6.25%, 02/15/32		169	174,021
6.38%, 03/01/33		128	130,089
10/15/34(e)		110	110,693
U.S. Foods, Inc.(b)
6.88%, 09/15/28		93	96,932
4.75%, 02/15/29		44	42,897
4.63%, 06/01/30		27	26,085
7.25%, 01/15/32		148	156,635
United Natural Foods, Inc., 6.75%, 10/15/28(b)		50	47,687
			4,015,144
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)		47	49,356
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,041,959
NiSource, Inc., 1.70%, 02/15/31		400	337,689
			1,429,004
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40		1,890	2,065,440
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		227	233,435
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)		2,107	2,133,635
Norfolk Southern Corp., 2.30%, 05/15/31(f)		1,800	1,594,439
Union Pacific Corp.
3.38%, 02/14/42		350	287,264
3.84%, 03/20/60		800	639,193
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		75	78,170
			7,031,576
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	110,363
4.63%, 07/15/28(b)(f)	USD	158	154,428
3.88%, 11/01/29(b)		17	16,085
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		760	803,700
Medline Borrower LP(b)
3.88%, 04/01/29		224	212,075
5.25%, 10/01/29		703	689,772
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		221	227,703
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		136	150,529
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		105	109,044
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	517,821
5.30%, 02/01/44(f)		1,000	1,035,930
			4,027,450
Health Care Providers & Services — 2.0%
Aetna, Inc., 4.50%, 05/15/42		575	509,897
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		232	226,883
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27		98	97,515
3.13%, 02/15/29		56	55,009
3.50%, 04/01/30		184	180,992
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(f)		227	223,383
6.00%, 01/15/29(f)		406	394,141
5.25%, 05/15/30(f)		570	524,574
4.75%, 02/15/31(f)		235	206,576
10.88%, 01/15/32		394	434,182
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)		208	218,715
DaVita, Inc., 6.88%, 09/01/32(b)		94	97,107
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc., 4.65%, 08/15/44(f)	USD	1,500	$ 1,403,207
Encompass Health Corp., 4.75%, 02/01/30		217	212,100
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)		102	102,670
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		72	72,599
HCA, Inc.
5.45%, 09/15/34		50	51,447
5.50%, 06/15/47		1,090	1,083,350
HealthEquity, Inc., 4.50%, 10/01/29(b)		355	343,085
LifePoint Health, Inc.(b)(f)
9.88%, 08/15/30		215	236,716
11.00%, 10/15/30		313	353,185
10.00%, 06/01/32		146	160,508
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		32	31,110
3.88%, 11/15/30		122	113,328
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	625,060
Star Parent, Inc., 9.00%, 10/01/30(b)		528	566,850
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		361	376,802
Tenet Healthcare Corp., 6.75%, 05/15/31		344	358,576
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		133	137,756
UnitedHealth Group, Inc.
4.20%, 05/15/32		340	337,328
5.80%, 03/15/36(f)		1,750	1,929,335
3.05%, 05/15/41		600	473,650
			12,137,636
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	138,250
4.00%, 02/01/50		550	438,923
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	200	241,420
5.25%, 08/01/26	USD	26	24,756
5.00%, 10/15/27		28	25,118
4.63%, 08/01/29		272	218,778
3.50%, 03/15/31		387	282,619
Ventas Realty LP, 4.13%, 01/15/26		870	865,805
			2,235,669
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts LP, 5.50%, 04/15/35		122	123,769
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		121	125,777
Pebblebrook Hotel LP/PEB Finance Corp., 10/15/29(b)(e)		65	65,430
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		172	179,977
6.50%, 04/01/32		319	329,663
Service Properties Trust
8.63%, 11/15/31(b)		752	817,769
8.88%, 06/15/32		253	241,670
			1,884,055
Hotels, Restaurants & Leisure — 2.0%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		104	105,503
Acushnet Co., 7.38%, 10/15/28(b)		21	22,137
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	37,476
4.38%, 01/15/28		122	118,525
4.00%, 10/15/30		98	90,370
Carnival Corp.(b)
5.75%, 03/01/27		23	23,293
4.00%, 08/01/28		119	114,559
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.(b) (continued)
6.00%, 05/01/29	USD	402	$ 407,306
7.00%, 08/15/29		75	79,687
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		1,454	1,568,965
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,506	1,957,476
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		162	154,682
6.75%, 01/15/30		84	78,259
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)		80	75,828
4.88%, 01/15/30		19	18,748
4.00%, 05/01/31(b)		79	73,870
3.63%, 02/15/32(b)		65	58,722
6.13%, 04/01/32(b)(f)		124	127,679
5.88%, 03/15/33(b)		358	364,785
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		96	100,447
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		57	57,388
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		162	157,574
Melco Resorts Finance Ltd.(b)
4.88%, 06/06/25		200	197,937
5.75%, 07/21/28		200	193,250
5.38%, 12/04/29		400	375,500
7.63%, 04/17/32		200	205,925
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		450	449,016
4.75%, 02/01/27(b)		200	194,625
MGM Resorts International, 6.13%, 09/15/29		250	253,112
NCL Corp. Ltd.(b)
5.88%, 03/15/26		112	112,007
8.38%, 02/01/28		95	99,764
8.13%, 01/15/29		77	82,328
7.75%, 02/15/29		84	90,015
6.25%, 03/01/30		165	164,817
NCL Finance Ltd., 6.13%, 03/15/28(b)		84	85,680
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		90	97,455
Royal Caribbean Cruises Ltd.(b)
5.63%, 09/30/31		635	643,334
6.25%, 03/15/32		88	91,286
6.00%, 02/01/33		499	511,567
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(f)		331	325,580
11.25%, 12/15/27		17	17,640
Station Casinos LLC(b)
4.50%, 02/15/28		123	118,772
6.63%, 03/15/32		113	115,514
Studio City Co. Ltd., 7.00%, 02/15/27(d)		200	201,875
Viking Cruises Ltd.(b)
5.88%, 09/15/27		95	94,934
7.00%, 02/15/29		34	34,430
9.13%, 07/15/31		316	345,561
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	110,634
Wynn Macau Ltd.
4.88%, 10/01/24(d)		200	200,000
5.63%, 08/26/28(b)		400	388,520
5.13%, 12/15/29(b)		200	187,750
			11,782,107
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		49	50,845
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		141	135,135

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	USD	173	$ 172,943
CD&R Smokey Buyer, Inc./Radio Systems Corp., 10/15/29(b)(e)		204	204,194
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		73	77,142
Empire Communities Corp., 9.75%, 05/01/29(b)		42	44,843
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		181	201,321
LGI Homes, Inc., 8.75%, 12/15/28(b)		56	59,971
Meritage Homes Corp., 1.75%, 05/15/28(b)(i)		15	17,078
Scotts Miracle-Gro Co.
4.50%, 10/15/29		84	80,774
4.38%, 02/01/32		46	42,629
STL Holding Co. LLC, 8.75%, 02/15/29(b)		76	80,849
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)		45	40,112
			1,207,836
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		35	34,678
4.13%, 10/15/30		86	79,950
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		32	32,120
Spectrum Brands, Inc.(b)
3.38%, 06/01/29(i)		103	106,630
3.88%, 03/15/31		22	19,261
			272,639
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26(d)		179	172,735
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	199,313
India Cleantech Energy, 4.70%, 08/10/26(b)		205	198,374
SCC Power PLC(b)(g)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		259	98,189
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	19,633
			688,244
Industrial Conglomerates — 0.1%
Eaton Corp., 4.15%, 11/02/42		500	457,766
Insurance — 3.5%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(b)		145	149,219
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		324	310,170
6.75%, 10/15/27(f)		870	866,737
6.75%, 04/15/28		71	72,150
5.88%, 11/01/29(f)		852	818,143
7.00%, 01/15/31		592	608,335
7.38%, 10/01/32		493	499,829
AmWINS Group, Inc., 6.38%, 02/15/29(b)		85	87,074
Aon Global Ltd., 4.60%, 06/14/44		500	457,675
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	200	225,691
7.75%, 02/15/31(b)	USD	430	444,501
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		385	397,901
AssuredPartners, Inc., 7.50%, 02/15/32(b)		237	243,577
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		42	44,193
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)		500	490,526
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		859	891,354
8.13%, 02/15/32		586	602,391
HUB International Ltd.(b)
7.25%, 06/15/30		1,645	1,713,893
7.38%, 01/31/32(f)		2,156	2,226,275
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30	USD	288	$ 308,133
10.50%, 12/15/30		277	301,232
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,081,958
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33(f)		1,500	1,645,466
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,480	1,552,385
Progressive Corp., 3.00%, 03/15/32		750	687,705
Prudential Financial, Inc.
5.90%, 03/17/36		500	539,041
5.70%, 12/14/36		1,625	1,772,024
Ryan Specialty LLC(b)
4.38%, 02/01/30		96	92,515
5.88%, 08/01/32		107	108,783
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	608,363
USI, Inc./New York, 7.50%, 01/15/32(b)(f)		295	305,605
			21,152,844
Interactive Media & Services(d) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	115,519
5.63%, 02/15/30		100	117,582
			233,101
Internet Software & Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28	USD	272	249,118
9.00%, 08/01/29		200	201,000
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	209,412
5.63%, 09/15/28		200	187,836
Match Group Holdings II LLC(b)
5.63%, 02/15/29		6	6,001
4.13%, 08/01/30		20	18,735
3.63%, 10/01/31(f)		134	119,998
Uber Technologies, Inc.(i)
0.00%, 12/15/25(j)		99	109,147
Series 2028, 0.88%, 12/01/28(b)		316	395,632
			1,496,879
IT Services — 0.4%
Amentum Escrow Corp., 7.25%, 08/01/32(b)		149	155,501
CA Magnum Holdings, 5.38%, 10/31/26(b)		258	254,360
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		85	88,722
International Business Machines Corp.
4.40%, 07/27/32		500	499,318
4.75%, 02/06/33(f)		550	563,763
2.95%, 05/15/50(f)		750	519,668
KBR, Inc., 4.75%, 09/30/28(b)		142	135,768
McAfee Corp., 7.38%, 02/15/30(b)(f)		410	399,897
			2,616,997
Machinery — 0.6%
Chart Industries, Inc.(b)
7.50%, 01/01/30(f)		277	291,938
9.50%, 01/01/31		61	66,485
Esab Corp., 6.25%, 04/15/29(b)		145	148,923
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)		82	65,681
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		510	532,191
John Deere Capital Corp., 3.90%, 06/07/32		445	434,482
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		72	73,800
Terex Corp.(b)
5.00%, 05/15/29		110	107,366
10/15/32(e)		122	122,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	91	$ 100,932
7.63%, 07/15/28(b)	USD	400	402,552
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	334,471
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	741	733,002
Vertiv Group Corp., 4.13%, 11/15/28(b)		330	318,943
			3,732,766
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,933
Media — 2.9%
Cable One, Inc.
0.00%, 03/15/26(i)(j)		62	56,730
1.13%, 03/15/28(i)		394	317,024
4.00%, 11/15/30(b)		28	22,319
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27		77	75,785
5.38%, 06/01/29		21	20,238
6.38%, 09/01/29		610	610,723
4.75%, 03/01/30		22	20,236
4.25%, 02/01/31		157	138,432
7.38%, 03/01/31(f)		913	934,797
4.25%, 01/15/34(f)		253	207,526
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		1,100	923,591
4.80%, 03/01/50		1,000	765,571
Comcast Corp.
6.45%, 03/15/37		790	906,273
3.90%, 03/01/38(f)		1,500	1,353,892
4.70%, 10/15/48(f)		3,000	2,838,660
CSC Holdings LLC(b)
5.38%, 02/01/28		400	336,947
11.25%, 05/15/28		600	579,190
11.75%, 01/31/29		200	193,318
3.38%, 02/15/31		200	141,810
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		507	497,789
Discovery Communications LLC, 3.45%, 03/15/25		210	208,177
DISH DBS Corp.(b)
5.25%, 12/01/26		717	662,596
5.75%, 12/01/28		176	153,775
DISH Network Corp., 11.75%, 11/15/27(b)		547	574,093
GCI LLC, 4.75%, 10/15/28(b)		72	69,141
Gray Television, Inc., 10.50%, 07/15/29(b)		402	419,874
Midcontinent Communications, 8.00%, 08/15/32(b)		197	200,510
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		189	161,241
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26		28	27,052
5.00%, 08/01/27		441	433,845
Sunrise FinCo I BV, 4.88%, 07/15/31(b)		303	286,693
TCI Communications, Inc., 7.88%, 02/15/26		610	639,104
Univision Communications, Inc.(b)
6.63%, 06/01/27		265	265,324
8.00%, 08/15/28		454	464,199
7.38%, 06/30/30(f)		120	116,136
07/31/31(e)(f)		212	212,474
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	102,602
Security		Par (000)	Value
Media (continued)
Walt Disney Co.
7.63%, 11/30/28	USD	385	$ 435,187
5.40%, 10/01/43(f)		500	524,690
Ziggo BV, 4.88%, 01/15/30(b)		200	190,044
			17,087,608
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(d)		200	204,000
Advanced Drainage Systems, Inc.(b)
5.00%, 09/30/27		78	77,081
6.38%, 06/15/30		247	252,304
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		161	172,766
11.50%, 10/01/31		495	559,458
ATI, Inc.
5.88%, 12/01/27		97	96,873
7.25%, 08/15/30		208	221,486
5.13%, 10/01/31		110	106,856
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		302	305,959
Carpenter Technology Corp., 7.63%, 03/15/30		151	158,108
Constellium SE(b)
3.75%, 04/15/29(f)		591	551,911
6.38%, 08/15/32		250	256,581
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		145	140,236
4.50%, 06/01/31		366	334,858
New Gold, Inc., 7.50%, 07/15/27(b)		273	278,395
Novelis Corp.(b)
3.25%, 11/15/26(f)		542	523,015
4.75%, 01/30/30(f)		328	317,998
3.88%, 08/15/31		200	182,832
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	106,279
Rio Tinto Finance USA PLC, 4.75%, 03/22/42	USD	400	392,440
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(d)(g)		46	43,128
Vale Overseas Ltd., 6.40%, 06/28/54		35	36,757
Vallourec SACA, 7.50%, 04/15/32(b)		200	212,155
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(d)		94	94,028
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		17	14,660
			5,640,164
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27		42	40,968
4.75%, 06/15/29		46	44,927
7.00%, 07/15/31		125	132,529
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	98,565
04/15/30(e)		48	48,019
			365,008
Oil, Gas & Consumable Fuels — 7.1%
Aethon United BR LP/Aethon United Finance Corp.(b)
8.25%, 02/15/26		394	398,655
10/01/29(e)		207	209,743
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 01/15/28		39	39,060
5.38%, 06/15/29		140	138,528

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) (continued)
6.63%, 02/01/32	USD	185	$ 191,472
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		115	137,477
8.25%, 12/31/28		337	345,248
5.88%, 06/30/29		6	5,927
Baytex Energy Corp., 8.50%, 04/30/30(b)		66	68,403
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		120	124,750
7.25%, 07/15/32		97	101,792
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30(b)		195	205,778
BP Capital Markets America, Inc., 4.81%, 02/13/33		620	628,292
Buckeye Partners LP
6.88%, 07/01/29(b)		52	53,278
5.85%, 11/15/43		94	84,043
5.60%, 10/15/44		59	50,494
Burlington Resources LLC, 5.95%, 10/15/36		685	750,670
Chesapeake Energy Corp., 5.88%, 02/01/29(b)		28	28,143
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	335,058
Civitas Resources, Inc.(b)
8.38%, 07/01/28		103	107,065
8.63%, 11/01/30		168	177,992
8.75%, 07/01/31		283	299,566
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	61,714
Comstock Resources, Inc.(b)
6.75%, 03/01/29(f)		361	352,445
6.75%, 03/01/29		72	70,073
5.88%, 01/15/30		447	417,984
ConocoPhillips, 6.50%, 02/01/39		600	692,973
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	490,413
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(f)		230	230,073
7.38%, 01/15/33		331	325,778
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,010,154
4.75%, 05/15/42		300	265,591
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		140	146,280
DT Midstream, Inc., 4.38%, 06/15/31(b)		209	197,840
Ecopetrol SA, 8.88%, 01/13/33		175	187,460
eG Global Finance PLC, 12.00%, 11/30/28(b)		209	233,257
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84(a)		123	137,575
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		121	127,260
Energy Transfer LP
5.30%, 04/15/47		540	508,846
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		397	427,160
Series H, (5-year CMT + 5.69%), 6.50%(a)(h)		4,275	4,264,773
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,547,946
EOG Resources, Inc., 5.10%, 01/15/36		200	202,031
EQM Midstream Partners LP(b)
4.50%, 01/15/29		13	12,718
6.38%, 04/01/29		201	207,536
7.50%, 06/01/30		57	62,599
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	119,480
8.25%, 01/15/29		209	216,411
8.88%, 04/15/30		163	171,350
7.88%, 05/15/32		207	210,756
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp., 6.75%, 09/01/29(b)	USD	99	$ 100,158
Harvest Midstream I LP, 7.50%, 05/15/32(b)		115	120,962
Hess Corp., 4.30%, 04/01/27		1,100	1,099,738
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		138	142,836
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	69,860
5.75%, 02/01/29		127	123,551
6.00%, 04/15/30		12	11,697
8.38%, 11/01/33		274	295,399
6.88%, 05/15/34		181	180,328
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		179	189,848
7.38%, 07/15/32		122	126,356
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	198,563
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,542	1,360,826
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		232	219,786
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,293,831
Kinetik Holdings LP(b)
6.63%, 12/15/28		36	37,363
5.88%, 06/15/30		11	11,075
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		1,150	1,252,360
Matador Resources Co.(b)
6.88%, 04/15/28(f)		139	141,376
6.50%, 04/15/32		159	158,773
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		288	292,050
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		94	92,819
MPLX LP
4.25%, 12/01/27		250	249,071
4.80%, 02/15/29		500	507,783
Murphy Oil Corp., 5.88%, 12/01/42		18	16,374
Nabors Industries Ltd., 7.50%, 01/15/28(b)(f)		177	165,840
Nabors Industries, Inc.(b)
7.38%, 05/15/27		75	75,167
9.13%, 01/31/30		99	102,099
8.88%, 08/15/31		31	29,490
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29(f)		325	333,238
8.38%, 02/15/32		658	678,105
Noble Finance II LLC, 8.00%, 04/15/30(b)		362	373,509
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)		513	516,721
3.63%, 04/15/29(i)		96	109,584
8.75%, 06/15/31(b)		212	220,907
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		93	95,987
Parkland Corp., 6.63%, 08/15/32(b)		131	132,989
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		158	162,757
Permian Resources Operating LLC(b)
8.00%, 04/15/27		189	194,596
5.88%, 07/01/29		170	169,841
9.88%, 07/15/31		209	233,242
7.00%, 01/15/32(f)		208	216,389
6.25%, 02/01/33		261	265,211
Petroleos Mexicanos
4.25%, 01/15/25		55	54,606
6.50%, 03/13/27(f)		142	139,089
8.75%, 06/02/29		204	207,020
5.95%, 01/28/31(f)		245	211,410
6.70%, 02/16/32		117	104,616
10.00%, 02/07/33		47	49,721
6.38%, 01/23/45		48	33,518
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Prairie Acquiror LP, 9.00%, 08/01/29(b)	USD	113	$ 116,670
Precision Drilling Corp., 6.88%, 01/15/29(b)		9	8,981
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	34,430
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,778,588
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		247	258,388
SM Energy Co.
6.50%, 07/15/28		28	27,969
7.00%, 08/01/32(b)		71	71,274
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)		75	78,448
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,120,564
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	91,977
7.38%, 02/15/29		299	302,372
6.00%, 12/31/30		2	1,900
6.00%, 09/01/31		88	83,342
Talos Production, Inc.(b)
9.00%, 02/01/29		108	111,203
9.38%, 02/01/31		98	100,755
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		111	105,463
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	493,338
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		74	76,133
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		109	112,271
Transocean, Inc.(b)
8.00%, 02/01/27		224	223,864
8.25%, 05/15/29		345	342,008
8.75%, 02/15/30(f)		377	392,603
8.50%, 05/15/31		377	374,606
Valaris Ltd., 8.38%, 04/30/30(b)		528	543,842
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29		182	171,996
4.13%, 08/15/31		3	2,789
3.88%, 11/01/33		409	366,817
Venture Global LNG, Inc.(b)
9.50%, 02/01/29(f)		1,429	1,609,775
7.00%, 01/15/30		97	99,097
8.38%, 06/01/31(f)		892	941,886
9.88%, 02/01/32		975	1,083,412
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		108	107,955
Vital Energy, Inc.
9.75%, 10/15/30(f)		209	223,323
7.88%, 04/15/32(b)		321	310,956
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		106	104,310
			42,421,650
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	947,685
Passenger Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(b)		125	121,723
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		896	854,890
Series 2015-2, Class AA, 3.60%, 03/22/29		896	866,950
American Airlines, Inc., 8.50%, 05/15/29(b)(f)		282	299,206
Finnair OYJ, 4.75%, 05/24/29(d)	EUR	100	111,674
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27	USD	2,014	1,992,584
United Airlines, Inc.(b)
4.38%, 04/15/26		113	111,186
4.63%, 04/15/29(f)		252	243,447
			4,601,660
Security		Par (000)	Value
Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)	USD	59	$ 61,303
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		172	173,328
			234,631
Pharmaceuticals — 2.0%
1375209 BC Ltd., 9.00%, 01/30/28(b)		189	187,321
AbbVie, Inc.
3.20%, 05/14/26		500	493,539
5.05%, 03/15/34(f)		530	553,595
4.55%, 03/15/35(f)		2,140	2,140,531
4.45%, 05/14/46		2,095	1,956,367
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		176	158,958
5.75%, 08/15/27		23	19,542
11.00%, 09/30/28		182	169,715
Becton Dickinson & Co.
4.30%, 08/22/32		750	736,619
4.69%, 12/15/44(f)		600	560,758
Bristol-Myers Squibb Co.
3.55%, 03/15/42		350	293,223
4.35%, 11/15/47		300	268,573
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(d)	EUR	100	109,578
CVS Health Corp.
5.13%, 07/20/45	USD	700	652,186
5.05%, 03/25/48		1,821	1,662,081
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(f)		164	175,731
Grifols SA, 2.25%, 11/15/27(d)	EUR	100	106,782
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	200	193,423
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)	EUR	100	116,046
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	76	72,209
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(b)		200	211,890
Rossini SARL, (3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)(d)	EUR	100	112,264
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	444,854
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	124,951
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	299	286,759
4.75%, 05/09/27		200	196,875
7.88%, 09/15/29		200	220,750
			12,225,120
Real Estate Management & Development — 0.3%
Adler Financing SARL(g)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	13	15,028
Series 1L, (12.50% PIK), 12.50%, 12/31/28		21	24,334
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	150	139,070
Series AI, 7.00%, 04/15/30		157	146,403
CoreLogic, Inc., 4.50%, 05/01/28(b)		607	572,885
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		203	221,632
Fantasia Holdings Group Co. Ltd.(d)(k)(l)
11.75%, 04/17/22		200	3,000
10.88%, 01/09/23		307	4,605
11.88%, 06/01/23		400	5,500
9.25%, 07/28/23		300	4,500
i-595 Express LLC, 3.31%, 12/31/31		641	610,067
			1,747,024

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Retail REITs — 0.3%
Simon Property Group LP, 4.75%, 03/15/42	USD	1,670	$ 1,574,277
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,539,547
4.15%, 04/15/32(b)		1,500	1,455,293
Entegris, Inc., 4.75%, 04/15/29(b)		338	333,082
Foundry JV Holdco LLC, 6.40%, 01/25/38(b)		200	210,599
Intel Corp.
5.13%, 02/10/30		750	766,292
2.00%, 08/12/31(f)		1,000	835,343
KLA Corp., 3.30%, 03/01/50		500	378,228
QUALCOMM, Inc.
4.25%, 05/20/32		445	444,751
4.65%, 05/20/35(f)		250	255,018
			7,218,153
Software — 2.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,393	1,338,095
Camelot Finance SA, 4.50%, 11/01/26(b)		163	160,629
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		304	322,106
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		302	314,106
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		217	221,906
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		743	713,037
4.88%, 07/01/29		392	377,041
Cloud Software Group, Inc.(b)
6.50%, 03/31/29(f)		1,789	1,779,995
9.00%, 09/30/29(f)		1,442	1,467,394
8.25%, 06/30/32		1,034	1,080,839
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(f)		338	336,567
Elastic NV, 4.13%, 07/15/29(b)		129	120,520
Fair Isaac Corp., 4.00%, 06/15/28(b)		45	43,541
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	881,500
Fiserv, Inc., 4.40%, 07/01/49(f)		500	441,984
Microsoft Corp., 2.92%, 03/17/52(f)		1,600	1,174,704
Oracle Corp.
5.38%, 07/15/40(f)		3,025	3,085,531
4.00%, 11/15/47		400	328,418
3.95%, 03/25/51		600	482,882
SS&C Technologies, Inc.(b)
5.50%, 09/30/27		160	159,931
6.50%, 06/01/32		373	385,609
Twilio, Inc.
3.63%, 03/15/29		117	108,861
3.88%, 03/15/31		117	108,088
UKG, Inc., 6.88%, 02/01/31(b)		1,451	1,499,320
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		189	177,308
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		147	135,883
			17,245,795
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	100	114,415
Security		Par (000)	Value
Specialty Retail (continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/01/28(b)	USD	44	$ 44,784
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(b)		250	246,791
Staples, Inc., 10.75%, 09/01/29(b)		122	118,377
			524,367
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc., 3.75%, 11/13/47(f)		1,000	863,138
NCR Atleos Corp., 9.50%, 04/01/29(b)		158	173,937
Seagate HDD Cayman
8.25%, 12/15/29(f)		174	188,887
8.50%, 07/15/31		319	348,122
			1,574,084
Textiles, Apparel & Luxury Goods(b) — 0.0%
Hanesbrands, Inc.
4.88%, 05/15/26		117	115,974
9.00%, 02/15/31		8	8,635
Levi Strauss & Co., 3.50%, 03/01/31		11	9,970
S&S Holdings LLC, 10/01/31(e)		44	44,302
			178,881
Tobacco — 0.9%
Altria Group, Inc.(f)
2.45%, 02/04/32		200	170,694
5.38%, 01/31/44		2,000	2,019,351
Reynolds American, Inc.
4.45%, 06/12/25(f)		394	392,810
7.00%, 08/04/41		1,000	1,118,514
5.85%, 08/15/45		1,500	1,500,697
			5,202,066
Trading Companies & Distributors(b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		249	249,803
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		111	110,503
Gates Corp., 6.88%, 07/01/29		161	166,772
Resideo Funding, Inc.
4.00%, 09/01/29		42	39,562
6.50%, 07/15/32(f)		218	223,780
			790,420
Transportation Infrastructure — 0.2%
FedEx Corp., 4.75%, 11/15/45(f)		1,250	1,148,771
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)		200	191,813
GN Bondco LLC, 9.50%, 10/15/31(b)(f)		129	135,784
			1,476,368
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,356,580
Total Corporate Bonds — 67.1% (Cost: $398,622,952)			400,697,866
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27		636	631,230
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	USD	1,666	$ 1,672,247
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,296,180)			2,303,477
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.96%, 08/23/28		293	292,063
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 10.40%, 04/11/29		153	143,145
			435,208
Aerospace & Defense — 0.1%
Amazon Holdco, Inc., 2024 Term Loan B, 09/29/31(e)(m)		207	206,224
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 10/31/30		62	61,858
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, 08/24/28(m)		6	6,301
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.10%, 04/21/31		40	40,393
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(m)		3	2,429
			317,205
Broadline Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27		60	60,017
Building Materials — 0.1%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1- mo. CME Term SOFR + 3.50%), 8.35%, 11/03/28		98	98,224
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.60%, 05/15/31		42	41,462
EMRLD Borrower LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.56%, 08/04/31		58	57,623
Hobbs & Associates LLC
Delayed Draw Term Loan, 07/23/31(m)		5	5,351
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 07/23/31		54	53,509
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.85%, 08/05/31		167	165,051
			421,220
Building Products — 0.1%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.25%, 01/29/31		243	236,506
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.29%, 06/17/31		31	30,732
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 10/19/29		212	210,686
			477,924
Security		Par (000)	Value
Capital Markets — 0.1%
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 11.62%, 04/07/28	USD	124	$ 120,926
Grant Thornton LLP/Chicago, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 06/02/31		108	108,426
Wec U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 01/27/31		30	29,449
			258,801
Chemicals — 0.2%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.70%, 11/24/28		64	60,939
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.35%, 08/18/28		98	97,449
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.69%, 10/04/29		411	408,368
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.53%, 07/03/28		91	85,237
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.35%, 03/29/28		179	179,879
			831,872
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 05/12/28		181	179,530
AVSC Holding Corp., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.21%, 09/01/25		156	154,853
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.85%, 02/23/29		211	202,560
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29		72	72,062
Fortress Transportation and Infrastructure Investors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 06/27/31		348	347,130
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29		137	114,691
Neon Maple U.S. Debt Mergersub, Inc., 2024 Term Loan B1, 07/18/31(m)		188	185,885
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 03/26/31		90	90,005
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 9.12%, 12/17/28		79	55,946
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.01%, 01/30/31		460	458,845
			1,861,507

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering — 0.1%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 09/22/28	USD	11	$ 10,863
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.75%, 08/01/30		606	588,405
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.84%, 07/01/31		41	40,784
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.08%, 03/27/31		171	162,746
			802,798
Consumer Finance — 0.0%
CPI Holdco B LLC, Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.85%, 05/19/31		99	98,820
Containers & Packaging — 0.0%
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.70%, 04/15/27		46	46,036
Trident TPI Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 09/15/28		51	51,036
			97,072
Diversified Telecommunication Services — 0.2%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.80%, 08/15/28		92	68,950
Delta Topco, Inc.
2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		32	32,133
2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.20%, 11/30/29		141	140,219
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 6.75%), 12.00%, 05/25/27		388	383,252
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		41	41,205
Level 3 Financing Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29		38	38,609
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/30		38	38,759
Lumen Technologies, Inc., 2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.85%, 06/01/28		45	42,948
Windstream Services LLC, 2020 Exit Term Loan B, (1- mo. CME Term SOFR + 6.25%), 11.20%, 09/21/27		69	68,521
Windstream Services, LLC, 2024 Term Loan B, 09/25/31(c)(m)		65	65,000
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.97%, 03/09/27		513	467,715
			1,387,311
Electronic Equipment, Instruments & Components — 0.0%
Roper Industrial Products Investment Co., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.85%, 11/22/29		66	66,032
Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.35%, 07/31/31	USD	194	$ 189,199
Entertainment — 0.0%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.79%, 10/02/28		59	55,980
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29		73	72,685
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.10%, 11/12/29		56	54,206
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.85%, 06/25/31		50	49,687
			232,558
Environmental, Maintenance & Security Service — 0.0%
GFL Enviromental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 07/03/31		37	36,918
Financial Services — 0.0%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.75%, 12/19/30		121	119,739
Food Products — 0.0%
Chobani LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.60%, 10/25/27		106	106,149
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.60%, 04/10/31		121	120,838
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.85%, 09/29/28		128	127,471
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.27%, 05/10/27		315	313,834
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.10%, 10/23/28		238	238,014
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.10%, 05/30/31		103	102,614
			781,933
Health Care Providers & Services — 0.1%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 05/16/31(m)		108	107,340
2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.96%, 05/17/31		83	83,176
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.05%, 11/16/28		67	67,181
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 11/15/28		27	27,317
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.57%, 04/29/25		119	88,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 09/27/30	USD	280	$ 271,977
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.67%, 12/19/30		27	26,657
			671,858
Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.60%, 09/20/30		120	118,375
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.97%, 07/22/30		99	98,787
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		46	42,629
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 12/17/27		72	67,370
			327,161
Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.57%, 02/26/29		144	142,256
SWF Holdings I Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 8.96%, 10/06/28		278	228,321
			370,577
Insurance — 0.2%
Alliant Holdings Intermediate, LLC, 2024 Term Loan B6, 09/19/31(m)		132	131,216
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 02/14/31		150	149,803
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 07/31/31		36	36,172
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 05/06/31		296	295,260
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.35%, 05/06/32		779	790,571
			1,403,022
Interactive Media & Services — 0.1%
MH Sub I LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29		35	34,306
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.10%, 05/03/28		360	357,762
			392,068
Internet Software & Services — 0.1%
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.85%, 08/31/28		25	24,995
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.60%, 03/15/30		380	378,391
			403,386
Security		Par (000)	Value
IT Services — 0.1%
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.45%, 03/01/29	USD	91	$ 90,251
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.97%, 02/01/29		303	283,700
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/01/28		117	112,605
			486,556
Machinery — 0.2%
Alliance Laundry Systems LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 08/19/31		24	24,017
Madison Safety & Flow LLC, 2024 Term Loan B, 09/19/31(m)		61	60,924
SPX Flow, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.35%, 04/05/29		157	156,779
STS Operating, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.10%), 8.95%, 03/25/31		80	79,003
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 10.33%, 02/15/29		574	570,529
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		484	485,409
			1,376,661
Media — 0.1%
CSC Holdings LLC
2019 Term Loan B5, (6-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		213	194,311
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.60%, 01/18/28		200	193,545
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 10.45%, 06/04/29		76	72,665
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.21%, 09/25/26		159	136,227
Univision Communications, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 01/31/29		40	39,054
			635,802
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.37%, 09/06/30(c)		150	154,305
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28		21	21,011
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.45%, 09/19/29		77	76,638
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.60%, 02/03/31		72	71,983
			323,937
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.29%, 04/20/28		146	149,865

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Personal Care Products — 0.0%
KDC/ONE Development Corp., Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.36%, 08/15/28	USD	103	$ 102,463
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.35%, 05/04/28		20	19,933
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 10.20%, 02/01/27		235	225,599
Endo Finance Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.78%, 04/23/31		236	235,655
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.70%, 10/01/27		280	265,344
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.46%, 05/19/31		8	8,300
			754,831
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.46%, 06/02/28		84	83,722
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 01/31/30		10	9,702
			93,424
Semiconductors & Semiconductor Equipment — 0.0%
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(m)		73	72,422
Software — 0.7%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.85%, 02/23/32		98	100,513
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.70%, 12/10/29		83	80,199
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 12/11/28		105	104,328
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.10%, 02/15/29		938	931,411
Azalea Topco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.35%, 04/30/31		69	68,827
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.01%, 07/30/32		115	113,131
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.01%, 07/30/31		257	256,482
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.60%, 12/29/28		54	53,870
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 07/06/29		124	122,470
Cloud Software Group, Inc.
2024 Third Amendment Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.10%, 03/21/31		212	212,441
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		285	284,165
Security		Par (000)	Value
Software (continued)
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.95%, 10/08/29	USD	234	$ 218,844
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.70%, 10/08/28		55	53,282
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.45%, 10/09/29		126	126,168
Genesys Cloud Services Holdings II LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.71%, 12/01/27		86	86,321
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.10%, 06/17/31		150	148,293
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.10%, 07/01/31		189	180,535
Planview Parent, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.60%, 12/18/28		105	102,455
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.51%, 06/02/28		176	172,608
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.00%, 10/28/30		79	79,137
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31		76	76,154
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 7.96%, 04/24/28		213	206,998
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31		154	153,646
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.35%, 04/11/31		41	40,813
			3,973,091
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.70%, 02/11/28		188	185,833
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		71	54,998
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.57%, 05/25/28		15	11,185
			66,183
Trading Companies & Distributors — 0.0%
BCPE Empire Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.85%, 12/11/28		42	41,727
Total Floating Rate Loan Interests — 3.4% (Cost: $20,621,051)			20,533,988
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		200	192,688
Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39(b)(f)		5,890	6,404,267
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26	USD	300	$ 296,738
8.00%, 04/20/33(f)		200	214,666
			511,404
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(d)		115	117,120
5.95%, 01/25/27(d)		228	231,064
4.50%, 01/30/30(b)		226	216,183
7.05%, 02/03/31(b)		150	161,631
			725,998
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		219	158,639
Guatemala — 0.1%
Guatemala Government Bond(b)
5.25%, 08/10/29		200	197,400
5.38%, 04/24/32		200	198,500
			395,900
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(d)	EUR	66	78,980
Ivory Coast — 0.1%
Ivory Coast Government International Bond(d)
6.38%, 03/03/28	USD	200	200,000
5.88%, 10/17/31	EUR	192	202,504
			402,504
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)	USD	200	185,188
Oman — 0.1%
Oman Government International Bond(d)
6.50%, 03/08/47		228	240,326
6.75%, 01/17/48		200	216,750
			457,076
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		102	102,737
2.50%, 02/08/30(d)	EUR	222	222,753
2.12%, 07/16/31(d)		226	211,164
			536,654
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)	USD	200	172,188
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 04/20/32(f)		200	198,750
Total Foreign Agency Obligations — 1.8% (Cost: $9,697,994)			10,420,236
Municipal Bonds
California — 1.1%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	2,026,628
Security		Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	USD	1,900	$ 2,041,809
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,272,913
State of California, Refunding GO, 5.13%, 03/01/38		1,000	1,026,490
			6,367,840
Georgia — 0.4%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57		1,884	2,223,328
Hawaii — 0.3%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	709,083
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,106,446
			1,815,529
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		1,882	1,907,700
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,450,667
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	430,808
			1,881,475
New York — 1.3%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,135	1,377,513
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40		165	132,291
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42		1,390	1,479,961
6.01%, 06/15/42		1,000	1,098,039
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	1,992,702
Series F, 5.63%, 03/15/39		1,100	1,152,753
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29		780	848,096
			8,081,355
Total Municipal Bonds — 3.7% (Cost: $21,186,767)			22,277,227
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.2%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		337	300,694
Series 2006-OA21, Class A1, (1-mo. Term SOFR + 0.30%), 5.27%, 03/20/47(a)		326	273,863
Series 2007-OA10, Class 2A1, (1-mo. Term SOFR + 0.61%), 5.47%, 09/25/47(a)		3,803	550,430
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		191	149,928
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		569	520,996
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		422	419,743
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,283	1,298,506
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		445	451,386

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58	USD	1,119	$ 1,120,280
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,090	1,102,473
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	3,037,332
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,600,060
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,405	1,390,318
Series 2022-7, Class A1, 5.16%, 04/25/67		1,834	1,827,311
Series 2022-9, Class A1, 6.79%, 12/25/67		286	288,940
Series 2023-2, Class A1, 6.60%, 07/25/68		1,260	1,279,818
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,517	2,507,688
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		240	234,496
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,533,545
Series 2021-2, Class A1, 0.93%, 06/25/66		183	153,795
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,330	1,962,646
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,066	1,056,241
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)		989	830,672
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)		866	728,215
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		77	50,769
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		1,114	1,109,792
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	13,480
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		424	417,456
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		693	606,858
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		306	300,209
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,598	2,505,647
Series 2022-7, Class A1, 5.15%, 07/25/67		1,504	1,498,067
Series 2022-INV2, Class A1, 6.79%, 10/25/67		426	430,447
Series 2023-1, Class A1, 5.85%, 12/25/67		852	856,151
Series 2023-5, Class A1, 6.48%, 06/25/68		1,163	1,179,565
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,292	1,313,176
			36,900,993
Commercial Mortgage-Backed Securities — 7.7%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,082,537
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(b)		4,170	4,082,929
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 5.37%, 07/25/37(a)(b)		545	512,498
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.13%, 12/15/38		600	595,496
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 5.88%, 06/15/38		1,482	1,472,426
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 5.90%, 10/15/38		320	317,843
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 6.11%, 02/15/39		1,336	1,328,738
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 02/15/39	USD	452	$ 448,759
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 7.29%, 02/15/39		97	97,171
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 6.01%, 02/15/36		1,690	1,682,078
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 5.95%, 01/15/39		1,300	1,289,438
Series 2022-GPA, Class A, (1-mo. Term SOFR + 2.17%), 7.26%, 08/15/39		638	637,954
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.74%, 02/15/41		240	236,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 7.04%, 04/15/41		791	788,787
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.14%, 03/15/41		170	170,319
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	500,488
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	207,563
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 8.14%, 08/15/41(a)(b)		660	660,000
CSMC(a)(b)
Series 2020-FACT, Class D, (1-mo. Term SOFR + 4.07%), 9.17%, 10/15/37		900	841,500
Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 7.21%, 11/15/38		300	297,094
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)(b)		220	225,364
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.46%, 07/15/38(a)(b)		1,720	1,723,021
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		806	798,120
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.74%, 03/15/39(a)(b)		1,700	1,695,750
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 7.47%, 06/15/39(a)(b)		800	798,500
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		737	647,258
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.53%, 05/25/36(a)		111	74,279
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	2,239,560
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		778	776,159
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,463	1,483,251
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,647	1,659,005
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,186,400
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		651	567,963
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		476	479,634
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		612	616,643
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,374	1,395,454
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,124	1,141,803
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)	USD	1,320	$ 1,332,556
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		965	844,834
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		624	624,083
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		648	628,963
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,707,261
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,811,898
STWD Trust, Series 2021-FLWR, Class A, (1-mo. Term SOFR + 0.69%), 5.79%, 07/15/36(a)(b)		1,207	1,200,965
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,108,100
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,662,344
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	255,896
			45,934,857
Total Non-Agency Mortgage-Backed Securities — 13.9% (Cost: $86,162,101)			82,835,850
Preferred Securities
Capital Trusts — 5.7%(a)
Banks(h) — 3.5%
AIB Group PLC, 5.25%(d)	EUR	200	222,768
Bank of America Corp., Series FF, 5.88%(f)	USD	3,500	3,551,530
Barclays PLC
4.38%		310	277,469
9.63%		640	720,585
BNP Paribas SA, 4.63%(b)		809	704,515
Citigroup, Inc., Series AA, 7.63%		208	222,222
HSBC Holdings PLC
4.70%		275	248,384
6.50%(f)		1,090	1,106,093
6.00%(f)		435	436,931
6.38%		1,000	1,001,207
ING Groep NV, Series NC10, 4.25%		1,500	1,250,280
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		252	246,802
Lloyds Banking Group PLC
6.75%		595	598,672
7.50%		1,750	1,766,000
NatWest Group PLC
8.13%		225	245,460
6.00%		1,575	1,574,184
PNC Financial Services Group, Inc.
Series V, 6.20%		205	208,689
Series W, 6.25%(f)		3,705	3,762,398
Rizal Commercial Banking Corp., 6.50%(d)		200	199,188
U.S. Bancorp, Series J, 5.30%(f)		1,900	1,885,318
Wells Fargo & Co., 7.63%(f)		300	326,710
Woori Bank, 4.25%(d)		250	249,375
			20,804,780
Capital Markets(h) — 0.9%
Bank of New York Mellon Corp., Series F, 4.63%		2,750	2,721,644
UBS Group AG(b)
4.88%		2,000	1,913,829
Security		Par (000)	Value
Capital Markets (continued)
UBS Group AG(b) (continued)
Series NC10, 9.25%	USD	200	$ 235,867
Series NC5, 9.25%		400	442,240
			5,313,580
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(d)(h)	EUR	200	237,774
Electric Utilities — 1.2%
Edison International, Series B, 5.00%(h)	USD	169	165,128
EDP SA, 5.94%, 04/23/83(d)	EUR	100	117,229
Electricite de France SA, 3.38%(d)(h)		200	202,838
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	4,750	4,711,384
NRG Energy, Inc., 10.25%(b)(h)		340	383,508
PG&E Corp., 7.38%, 03/15/55		1,723	1,807,208
			7,387,295
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(h)		141	143,933
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84(d)	EUR	100	122,447
			34,009,809

	Shares
Preferred Stocks — 0.0%(a)(h)
Capital Markets — 0.0%
Morgan Stanley, Series K, 5.85%	6,494	161,766
Financial Services — 0.0%
Federal National Mortgage Association, Series S, 8.25%	10,000	42,800
		204,566
Trust Preferred — 0.2%
Banks — 0.2%
Citigroup Capital XIII, 11.89%, 10/30/40(a)	29,583	883,644
		883,644
Total Preferred Securities — 5.9% (Cost: $34,610,816)		35,098,019

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37(f)	USD	1,600	1,845,996
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(j)		6,055	4,887,207
			6,733,203
Collateralized Mortgage Obligations — 5.0%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,503,793
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,290,088
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,515	1,482,618
Series 4398, Class ZX, 4.00%, 09/15/54		11,441	10,465,844
Series 4549, Class TZ, 4.00%, 11/15/45		2,823	2,773,987
			29,516,330

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	USD	674	$ 103,766
Ginnie Mae, Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.26%, 12/16/39(a)		538	52,896
			156,662
Mortgage-Backed Securities(f) — 13.4%
Fannie Mae Mortgage-Backed Securities
4.50%, 07/01/55		2,580	2,558,846
4.00%, 02/01/56 - 04/01/56		2,739	2,657,075
Freddie Mac Mortgage-Backed Securities, 4.50%, 03/01/47		508	514,124
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		20	20,235
Uniform Mortgage-Backed Securities
1.50%, 05/01/31		5,273	4,937,669
5.00%, 08/01/34 - 11/14/54(n)		26,092	26,258,171
4.50%, 06/01/37 - 11/14/54(n)		5,689	5,733,906
5.50%, 12/01/37 - 10/15/54(n)		22,641	22,999,328
6.00%, 12/01/38		182	192,029
3.00%, 02/01/52		1,834	1,646,626
3.50%, 04/01/52 - 04/01/53		3,832	3,600,056
4.00%, 05/01/52 - 09/01/52		3,805	3,684,520
6.50%, 10/01/53		4,909	5,061,228
			79,863,813
Total U.S. Government Sponsored Agency Securities — 19.5% (Cost: $119,249,937)			116,270,008
U.S. Treasury Obligations
U.S. Treasury Bonds(f)
3.00%, 11/15/44		33,795	28,199,023
2.50%, 02/15/46		57,350	43,355,256
2.75%, 11/15/47		2,000	1,557,188
4.63%, 05/15/54		31,000	33,625,313
U.S. Treasury Notes(f)
5.00%, 10/31/25		26,000	26,286,406
4.38%, 07/31/26		26,350	26,667,023
3.63%, 05/31/28		1,900	1,902,969
4.88%, 10/31/28		7,800	8,180,859
Total U.S. Treasury Obligations — 28.4% (Cost: $187,281,313)			169,774,037
Total Long-Term Investments — 157.6% (Cost: $960,642,405)			940,729,292

	Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(o)(p)	6,641,117	6,641,117
Total Short-Term Securities — 1.1% (Cost: $6,641,117)		6,641,117
Total Investments Before TBA Sale Commitments — 158.7% (Cost: $967,283,522)		947,370,409

Security		Par (000)	Value
TBA Sale Commitments(n)
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities
4.50%, 10/15/54	USD	(100)	$ (98,303)
5.00%, 10/15/54		(5,700)	(5,696,215)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(5,805,158))			(5,794,518)
Total Investments, Net of TBA Sale Commitments — 157.8% (Cost: $961,478,364)			941,575,891
Liabilities in Excess of Other Assets — (57.8)%			(344,721,996)
Net Assets — 100.0%			$ 596,853,895

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	When-issued security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Non-income producing security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Represents or includes a TBA transaction.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 11,900,896	$ —	$ (5,259,779)(a)	$ —	$ —	$ 6,641,117	6,641,117	$ 286,142	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.04%(b)	09/05/23	Open	$ 17,781,250	$ 18,824,673	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.04 (b)	09/05/23	Open	26,909,269	28,491,295	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.04 (b)	11/06/23	Open	26,097,500	27,388,297	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	5.04 (b)	11/06/23	Open	7,926,750	8,318,730	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.97 (b)	01/05/24	Open	1,832,000	1,905,981	U.S. Government Sponsored Agency Securities	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	02/13/24	Open	537,625	555,856	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	02/13/24	Open	2,737,500	2,830,332	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	04/08/24	Open	1,267,500	1,300,200	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	05/10/24	Open	247,500	252,753	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	06/06/24	Open	164,000	166,828	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	309,400	314,799	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/07/24	Open	305,699	311,033	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	948,750	964,592	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	102,290	103,998	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.92 (b)	06/12/24	Open	176,820	179,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	06/26/24	Open	1,850,125	1,877,138	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	06/26/24	Open	1,482,500	1,504,146	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	06/26/24	Open	23,413,312	23,755,166	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.92 (b)	07/16/24	Open	170,550	172,525	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	07/17/24	Open	367,931	371,989	Corporate Bonds	Open/Demand
BNP Paribas SA	4.87 (b)	07/17/24	Open	97,800	98,893	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	882,656	892,574	Corporate Bonds	Open/Demand
BNP Paribas SA	4.90 (b)	07/17/24	Open	368,480	372,620	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	1,140,420	1,153,353	Capital Trusts	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	285,750	288,990	Capital Trusts	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	1,444,780	1,461,164	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	258,303	261,232	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	186,470	188,585	Corporate Bonds	Open/Demand
BNP Paribas SA	4.95 (b)	07/17/24	Open	172,935	174,896	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	108,641	109,876	Corporate Bonds	Open/Demand
BNP Paribas SA	4.96 (b)	07/17/24	Open	187,263	189,390	Corporate Bonds	Open/Demand
BNP Paribas SA	5.00 (b)	07/17/24	Open	3,268,125	3,304,654	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	1,582,500	1,599,581	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	203,285	205,479	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/22/24	Open	133,960	135,406	Corporate Bonds	Open/Demand
BNP Paribas SA	4.80 (b)	07/26/24	Open	131,765	133,063	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.98 (b)	07/29/24	Open	5,425,000	5,476,950	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.99 (b)	07/29/24	Open	4,198,926	4,239,209	Corporate Bonds	Open/Demand
BNP Paribas SA	4.85 (b)	07/30/24	Open	812,570	820,166	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	138,543	139,810	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.82 (b)	07/30/24	Open	272,093	274,582	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	471,562	475,901	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	132,665	133,885	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	203,120	204,989	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.85 (b)	07/30/24	Open	191,400	193,161	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.90 (b)	07/30/24	Open	542,823	547,864	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.97%(b)	07/30/24	Open	$ 217,360	$ 219,405	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	313,527	316,477	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.97 (b)	07/30/24	Open	199,996	201,878	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	376,687	380,237	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	628,800	634,726	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	1,795,937	1,812,862	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	280,238	282,878	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	253,823	256,214	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	134,680	135,949	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	111,220	112,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	943,750	952,644	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	07/30/24	Open	333,500	336,643	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.75 (b)	08/05/24	Open	163,206	164,537	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	434,757	438,369	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.85 (b)	08/05/24	Open	196,075	197,704	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	1,554,375	1,567,531	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	115,023	115,996	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	1,100,000	1,109,310	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	2,805,000	2,828,741	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	2,038,350	2,055,602	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	407,500	410,949	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	975,000	983,252	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.95 (b)	08/05/24	Open	3,213,750	3,240,951	Corporate Bonds	Open/Demand
BNP Paribas SA	4.99 (b)	08/06/24	Open	26,547,625	26,766,894	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	5.03 (b)	08/06/24	Open	33,983,750	34,271,467	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.94 (b)	08/07/24	Open	129,983	131,061	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	08/07/24	Open	1,380,000	1,391,176	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	110,383	111,272	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.98 (b)	08/09/24	Open	158,603	159,880	Corporate Bonds	Open/Demand
BNP Paribas SA	4.92 (b)	08/14/24	Open	374,544	377,246	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.00 (b)	08/30/24	Open	3,780,000	3,798,427	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	09/12/24	Open	571,737	573,332	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	09/12/24	Open	2,040,000	2,045,689	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.81 (b)	09/12/24	Open	536,875	538,372	Corporate Bonds	Open/Demand
BNP Paribas SA	5.24	09/13/24	10/15/24	1,603,164	1,606,664	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,455,074	1,458,251	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,649,057	1,652,657	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	538,433	539,608	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	249,952	250,498	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	4,800,238	4,810,719	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	501,118	502,212	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	317,501	318,194	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,889,465	1,893,590	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	614,405	615,747	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	2,494,596	2,500,043	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,808,092	1,812,040	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	785,588	787,303	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,612,386	1,615,907	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.24%	09/13/24	10/15/24	$ 1,690,136	$ 1,693,826	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	230,725	231,229	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,465,288	1,468,487	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,689,204	1,692,892	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,399,714	1,402,770	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	875,094	877,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,639,101	1,642,680	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,018,177	1,020,400	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	971,338	973,459	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	1,515,066	1,518,374	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	2,280,020	2,284,998	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	909,180	911,165	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	215,168	215,638	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	427,136	428,069	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	4,918,513	4,929,251	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	5.24	09/13/24	10/15/24	964,585	966,691	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.26	09/13/24	10/15/24	19,637	19,680	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.26	09/13/24	10/15/24	142,982	143,296	U.S. Government Sponsored Agency Securities	Up to 30 Days
Canadian Imperial Bank of Commerce	5.26	09/13/24	10/15/24	186,537	186,946	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	4.98 (b)	09/16/24	Open	793,425	795,226	Corporate Bonds	Open/Demand
Merrill Lynch International	4.82	09/19/24	10/10/24	174,963	175,221	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	4.75	09/20/24	10/03/24	999,034	1,000,484	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.80	09/20/24	10/03/24	273,391	273,792	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85	09/20/24	10/03/24	167,381	167,629	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.90	09/20/24	10/03/24	143,750	143,965	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	299,481	299,934	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	249,896	250,274	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	139,480	139,691	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.95	09/20/24	10/03/24	1,668,855	1,671,379	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	252,655	253,014	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	286,160	286,567	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	09/20/24	10/10/24	612,885	614,468	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.75	09/20/24	10/10/24	174,640	174,893	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	250,800	251,168	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.80	09/20/24	10/10/24	135,710	135,909	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	152,280	152,506	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	165,880	166,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	174,194	174,452	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	312,763	313,226	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.85	09/20/24	10/10/24	543,000	543,805	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	175,770	176,033	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	215,340	215,662	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	222,755	223,089	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.90%	09/20/24	10/10/24	$ 240,231	$ 240,591	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	117,710	117,886	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	129,200	129,393	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	120,270	120,450	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	145,078	145,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	1,375,294	1,377,353	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	342,810	343,323	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.90	09/20/24	10/10/24	468,750	469,452	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	140,453	140,665	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	155,365	155,600	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	171,130	171,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	165,715	165,966	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	202,208	202,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	249,533	249,910	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	221,288	221,622	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	2,738,850	2,742,993	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	837,437	838,704	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	634,302	635,262	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	710,255	711,329	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	838,750	840,019	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	120,423	120,605	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	110,880	111,048	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	144,150	144,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	219,543	219,875	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,293,750	1,295,707	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	335,937	336,446	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,643,500	1,645,986	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	1,718,437	1,721,037	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	2,943,750	2,948,202	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	3,840,000	3,845,808	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	475,625	476,344	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	361,875	362,422	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	415,245	415,873	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	85,100	85,229	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	96,589	96,735	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	104,725	104,883	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	439,410	440,075	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.95	09/20/24	10/10/24	557,375	558,218	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.99	09/26/24	10/22/24	5,212,500	5,216,113	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	3.50	09/26/24	10/22/24	146,999	147,070	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25	09/26/24	10/22/24	626,542	626,912	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.65	09/26/24	10/22/24	119,809	119,886	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	1,076,562	1,077,303	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	119,543	119,625	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	2,190,625	2,192,131	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	190,722	190,853	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	189,750	189,880	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	224,098	224,252	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	790,000	790,543	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	955,000	955,657	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	1,016,360	1,017,058	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	1,160,062	1,160,860	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.95	09/26/24	10/22/24	1,265,625	1,266,495	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.65 (b)	09/26/24	Open	176,675	176,789	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.95	09/27/24	10/10/24	156,275	156,275	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	4.98 (b)	09/30/24	Open	99,195	99,195	Corporate Bonds	Open/Demand
				$ 317,764,603	$ 323,830,590

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	346	12/19/24	$ 40,985	$ 60,533
Ultra U.S. Treasury Bond	558	12/19/24	74,371	(48,366)
5-Year U.S. Treasury Note	52	12/31/24	5,718	(27,717)
				(15,550)
Short Contracts
10-Year U.S. Treasury Note	785	12/19/24	89,784	(63,940)
U.S. Long Bond	221	12/19/24	27,480	89,883
2-Year U.S. Treasury Note	114	12/31/24	23,743	20,040
				45,983
				$ 30,433
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	76,549	EUR	69,855	Deutsche Bank AG	10/17/24	$ (1,258)
USD	201,020	EUR	183,443	Deutsche Bank AG	10/17/24	(3,304)
USD	374,991	EUR	342,242	Toronto-Dominion Bank	10/17/24	(6,209)
USD	107,687	CAD	146,000	Toronto-Dominion Bank	12/18/24	(479)
USD	7,439,084	EUR	6,663,000	UBS AG	12/18/24	(988)
USD	744,011	GBP	567,000	UBS AG	12/18/24	(13,912)
						$ (26,150)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	21,650	$ (501,506)	$ (273,980)	$ (227,526)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	11,695	(872,574)	(856,651)	(15,923)
						$ (1,374,080)	$ (1,130,631)	$ (243,449)
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.39%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/09/26	JPY	5,516,625	$ 29,521	$ 2,607	$ 26,914
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 538	$ 426	$ 112
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R	EUR	20	2,162	2,816	(654)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	5	20	(804)	824

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	3	$ 12	$ (469)	$ 481
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	9	33	(1,319)	1,352
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	3	9	(393)	402
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	6	20	(834)	854
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	4	15	(592)	607
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	13	1,042	1,636	(594)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	3	169	101	68
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	4	249	143	106
								$ 4,269	$ 711	$ 3,558

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 80,409,232	$ 109,352	$ 80,518,584
Corporate Bonds
Advertising Agencies	—	3,323,579	—	3,323,579
Aerospace & Defense	—	17,495,934	—	17,495,934
Air Freight & Logistics	—	100,964	—	100,964
Automobile Components	—	3,032,909	—	3,032,909
Automobiles	—	5,740,473	—	5,740,473
Banks	—	31,332,626	—	31,332,626
Beverages	—	4,882,037	—	4,882,037
Biotechnology	—	3,514,628	—	3,514,628
Broadline Retail	—	1,786,995	—	1,786,995
Building Materials	—	4,253,295	—	4,253,295
Building Products	—	6,653,576	—	6,653,576
Capital Markets	—	2,997,517	—	2,997,517
Chemicals	—	5,118,482	—	5,118,482
Commercial Services & Supplies	—	17,886,734	—	17,886,734
Construction & Engineering	118,122	1,326,821	—	1,444,943
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Consumer Finance	$ —	$ 4,518,182	$ —	$ 4,518,182
Consumer Staples Distribution & Retail	—	821,473	—	821,473
Containers & Packaging	—	4,948,609	—	4,948,609
Diversified REITs	—	8,704,450	—	8,704,450
Diversified Telecommunication Services	—	25,964,893	—	25,964,893
Electric Utilities	—	32,609,617	—	32,609,617
Electronic Equipment, Instruments & Components	—	1,036,165	—	1,036,165
Energy Equipment & Services	—	1,855,872	—	1,855,872
Entertainment	—	4,575,632	—	4,575,632
Environmental, Maintenance & Security Service	—	2,753,182	—	2,753,182
Financial Services	—	4,428,912	—	4,428,912
Food Products	—	4,015,144	—	4,015,144
Gas Utilities	—	1,429,004	—	1,429,004
Ground Transportation	—	7,031,576	—	7,031,576
Health Care Equipment & Supplies	—	4,027,450	—	4,027,450
Health Care Providers & Services	—	12,137,636	—	12,137,636
Health Care REITs	—	2,235,669	—	2,235,669
Hotel & Resort REITs	—	1,884,055	—	1,884,055
Hotels, Restaurants & Leisure	—	9,824,631	1,957,476	11,782,107
Household Durables	—	1,207,836	—	1,207,836
Household Products	—	272,639	—	272,639
Independent Power and Renewable Electricity Producers	—	688,244	—	688,244
Industrial Conglomerates	—	457,766	—	457,766
Insurance	—	21,152,844	—	21,152,844
Interactive Media & Services	—	233,101	—	233,101
Internet Software & Services	—	1,496,879	—	1,496,879
IT Services	—	2,616,997	—	2,616,997
Machinery	—	3,732,766	—	3,732,766
Marine Transportation	—	102,933	—	102,933
Media	—	17,087,608	—	17,087,608
Metals & Mining	—	5,640,164	—	5,640,164
Mortgage Real Estate Investment Trusts (REITs)	—	365,008	—	365,008
Oil, Gas & Consumable Fuels	—	42,421,650	—	42,421,650
Paper & Forest Products	—	947,685	—	947,685
Passenger Airlines	—	4,601,660	—	4,601,660
Personal Care Products	—	234,631	—	234,631
Pharmaceuticals	—	12,225,120	—	12,225,120
Real Estate Management & Development	—	1,747,024	—	1,747,024
Retail REITs	—	1,574,277	—	1,574,277
Semiconductors & Semiconductor Equipment	—	7,218,153	—	7,218,153
Software	—	17,245,795	—	17,245,795
Specialty Retail	—	524,367	—	524,367
Technology Hardware, Storage & Peripherals	—	1,574,084	—	1,574,084
Textiles, Apparel & Luxury Goods	—	178,881	—	178,881
Tobacco	—	5,202,066	—	5,202,066
Trading Companies & Distributors	—	790,420	—	790,420
Transportation Infrastructure	—	1,476,368	—	1,476,368
Water Utilities	—	1,356,580	—	1,356,580
Fixed Rate Loan Interests	—	2,303,477	—	2,303,477
Floating Rate Loan Interests	—	20,314,683	219,305	20,533,988
Foreign Agency Obligations	—	10,420,236	—	10,420,236
Municipal Bonds	—	22,277,227	—	22,277,227
Non-Agency Mortgage-Backed Securities	—	82,835,850	—	82,835,850
Preferred Securities
Capital Trusts	—	34,009,809	—	34,009,809
Preferred Stocks
Capital Markets	161,766	—	—	161,766
Financial Services	—	42,800	—	42,800
Trust Preferred	883,644	—	—	883,644
U.S. Government Sponsored Agency Securities	—	116,270,008	—	116,270,008
U.S. Treasury Obligations	—	169,774,037	—	169,774,037

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 6,641,117	$ —	$ —	$ 6,641,117
Liabilities
Investments
TBA Sale Commitments	—	(5,794,518)	—	(5,794,518)
Unfunded Floating Rate Loan Interests(a)	—	(13)	—	(13)
	$7,804,649	$931,485,096	$2,286,133	$941,575,878
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 4,806	$ —	$ 4,806
Interest Rate Contracts	170,456	26,914	—	197,370
Liabilities
Credit Contracts	—	(244,697)	—	(244,697)
Foreign Currency Exchange Contracts	—	(26,150)	—	(26,150)
Interest Rate Contracts	(140,023)	—	—	(140,023)
	$30,433	$(239,127)	$—	$(208,694)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $323,830,590 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
RB	Revenue Bond
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Schedule of Investments